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Invesco S&P Emerging Markets Momentum ETF
Summary Information
Investment Objective
The Invesco S&P Emerging Markets Momentum ETF (the “Fund”) seeks to track the investment results (before fees and expenses) of the S&P Momentum Emerging Plus LargeMidCap Index (the “Underlying Index”).

Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Invesco S&P Emerging Markets Momentum ETF Invesco S&P Emerging Markets Momentum ETF
Management Fees	0.29%
Other Expenses	none
Total Annual Fund Operating Expenses	0.29%

Example.
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include brokerage commissions that investors may pay to buy and sell Shares. Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
Invesco S&P Emerging Markets Momentum ETF | Invesco S&P Emerging Markets Momentum ETF | USD ($)	30	93	163	368

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate will cause the Fund to incur additional transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 115% of the average value of its portfolio.

Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in securities that comprise the Underlying Index, as well as American depositary receipts (“ADRs”) and global depositary receipts (“GDRs”) that represent securities in the Underlying Index.
Strictly in accordance with its guidelines and mandated procedures, S&P Dow Jones Indices LLC (“S&P DJI” or the “Index Provider”) compiles, maintains and calculates the Underlying Index, which is composed of constituents of the S&P Emerging Plus LargeMidCap (the “Parent Index”) that have the highest “momentum score.” In general, momentum is the tendency of an investment to exhibit persistence in its relative performance; a “momentum style” of investing emphasizes investing in securities that have had better recent performance compared to other securities. The momentum score for each security included in the Underlying Index is based on upward price movements of the security as compared to other eligible securities within the Parent Index.
The Parent Index is designed to measure publicly listed equity securities of companies with float-adjusted market values of at least $100 million located in emerging market countries as defined by the Index Provider.
In selecting constituent securities for the Underlying Index, the Index Provider first calculates the momentum score of each stock in the Parent
Index by evaluating the percentage change in the stock’s price over the last 12 months, excluding the most recent month, and applying an adjustment based on the security’s volatility over that period. The Index Provider then ranks all the stocks in descending order by momentum score and selects the top 20% for inclusion in the Underlying Index and weights the selected securities based on a modified market capitalization-weighted strategy.
As of December 31, 2023, the Underlying Index was comprised of 204 securities with market capitalizations ranging from $867.1 million to $75.3 billion and represented the following countries: Brazil, Chile, China, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Peru, the Philippines, Poland, Saudi Arabia, South Africa, South Korea, Taiwan, Thailand, Turkey, and the United Arab Emirates.
While the Fund generally seeks to invest in all of the securities comprising the Underlying Index in proportion to their weightings in the Underlying Index, at times the composition of the Underlying Index may make such “full replication” impracticable. In such circumstances, the Fund will utilize a “sampling” methodology to seek to achieve its investment objective.
The Fund intends to be “diversified,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), to the extent that the Underlying Index is diversified. The Fund may become “non-diversified” as defined in the 1940 Act solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. Should the Fund become “non-diversified,” it will no longer be required to meet certain diversification requirements under the 1940 Act and may invest a greater portion of its assets in securities of a small group of issuers or in any one individual issuer than can a diversified fund. Shareholder approval will not be sought when the Fund crosses from diversified to non-diversified status solely due to a change in relative market capitalization or index weighting of one or more constituents of the Underlying Index. In seeking to track the Underlying Index, the Fund was managed as diversified as of October 31, 2023.
Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.

Principal Risks of Investing in the Fund
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund’s average annual total returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by showing how the Fund’s total returns have varied from year to year and by showing how the Fund’s average annual total returns compared with a broad measure of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Updated performance information is available online at www.invesco.com/ETFs.

Annual Total Returns—Calendar Years

	Period Ended	Returns
Best Quarter	June 30, 2020	24.03%
Worst Quarter	March 31, 2020	-34.00%

Average Annual Total Returns (for the periods ended December 31, 2023)
Average Annual Returns - Invesco S&P Emerging Markets Momentum ETF		1 Year	5 Years	10 Years	Inception Date
Invesco S&P Emerging Markets Momentum ETF		13.80%	3.03%	0.87%	Feb. 24, 2012
After Taxes on Distributions | Invesco S&P Emerging Markets Momentum ETF		12.61%	2.34%	0.04%
After Taxes on Distributions and Sale of Fund Shares | Invesco S&P Emerging Markets Momentum ETF		8.67%	2.27%	0.65%
S&P Momentum Emerging Plus LargeMidCap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1],[2]	15.76%	3.99%
Blended - S&P Momentum Emerging Plus LargeMidCap Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[3]	15.76%	3.99%	2.29%
MSCI Emerging Markets Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)	[1]	9.83%	3.68%	2.66%
[1]	Effective February 28, 2024, the Fund changed its broad-based securities market benchmark from the S&P Momentum Emerging Plus LargeMidCap Index to the MSCI Emerging Markets Index to reflect that the MSCI Emerging Markets Index can be considered more broadly representative of the overall applicable securities market.
[2]	Performance information is not available for periods prior to the Underlying Index’s commencement date of February 16, 2016.
[3]	The Blended—S&P Momentum Emerging Plus LargeMidCap Index (Net) reflects the performance of the Fund’s prior underlying index, the S&P BMI Emerging Markets High Beta IndexTM, until March 21, 2016, and the Underlying Index thereafter.

After-tax returns in the above table are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.